Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis
Discount rate (as a percent)	10.20%	7.80%
Discount rate
Sensitivity analysis
Discount rate (as a percent)	10.20%	7.80%
Decrease in actuarial assumption (in basis points)	0.50%	0.50%
Increase in actuarial assumption	$ 1,314,138	$ 3,308,348